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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/05
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sonar Capital Management, LLC
                 -------------------------------
   Address:      75 Park Plaza
                 -------------------------------
                 2nd Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-11132
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Johnson
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-956-3860
         -------------------------------

Signature, Place, and Date of Signing:

        Robert J. Johnson                Boston, MA          8/9/05
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 40
                                        --------------------

Form 13F Information Table Value Total: 226,461
                                        --------------------
                                            (thousands)


List of Other Included Managers:  None

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

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
NAME OF ISSUER                TITLE OF   CUSIP        VALUE     SHS OR  SH/ PUT /   INVESTMENT   OTHER         VOTING AUTHORITY
                               CLASS                (X$1000)   PRN AMT PRN  CALL    DISCRETION  MANAGERS   SOLE       SHARED   NONE
AXS-ONE INC                        COM  002458107        71     45,100  SH              SOLE               45,100        0      0
ADVANCED SEMICONDUCTOR ENGR   SPDN ADR  00756M404     6,329  1,710,600  SH              SOLE            1,710,600        0      0
ADVANCED MEDICAL OPTICS INC        COM  00763M108     7,493    188,500  SH              SOLE              188,500        0      0
AGERE SYS INC                      COM  00845V308     8,851    737,600  SH              SOLE              737,600        0      0
AMGEN INC                          COM  031162100     9,915    164,000  SH              SOLE              164,000        0      0
ATHEROGENICS INC                   COM  047439104     2,103    131,600  SH              SOLE              131,600        0      0
BIOSANTE PHAMACEUTICALS INC        COM  09065V203       112     30,000  SH  CALL        SOLE               30,000        0      0
BROADCOM CORP                     CL A  111320107    11,597    326,400  SH              SOLE              326,400        0      0
CKX INC                            COM  12562M106     5,249    408,000  SH              SOLE              408,000        0      0
CARACO PHARMACEUTICAL LABS L       COM  14075T107     2,021    235,500  SH              SOLE              235,500        0      0
CONOR MEDSYSTEMS INC               COM  208264101     2,517    164,000  SH              SOLE              164,000        0      0
ENCYSIVE PHARMACEUTICALS INC       COM  29256X107     4,508    417,000  SH              SOLE              417,000        0      0
HARLEY DAVIDIDSON INC              COM  412822108     2,440     49,200  SH              SOLE               49,200        0      0
INSPIRE PHARMACEUTICALS INC        COM  457733103     4,452    528,800  SH              SOLE              528,800        0      0
KOHLS CORP                         COM  500255104     3,668     65,600  SH              SOLE               65,600        0      0
LEADIS TECHNOLOGY INC              COM  52171N103     3,381    420,000  SH              SOLE              420,000        0      0
LIZ CLAIBORNE INC                  COM  539320101     3,058     76,900  SH              SOLE               76,900        0      0
MGI PHARMA INC                     COM  552880106     4,363    200,600  SH              SOLE              200,600        0      0
MCAFEE INC                         COM  579064106     7,435    284,000  SH              SOLE              284,000        0      0
MEDTRONIC INC                      COM  585055106    12,171    235,000  SH              SOLE              235,000        0      0
MENS WEARHOUSE INC                 COM  587118100     5,082    147,600  SH              SOLE              147,600        0      0
MOTOROLA INC                       COM  620076109     3,104    170,000  SH              SOLE              170,000        0      0
NEUROCRINE BIOSCIENCES INC         COM  64125C109     4,488    106,700  SH              SOLE              106,700        0      0
PENNEY J C INC                     COM  708160106     4,601     87,500  SH              SOLE               87,500        0      0
POWERWAVE TECHNOLOGIES INC         COM  739363109     3,628    355,000  SH              SOLE              355,000        0      0
QUALCOMM INC                       COM  747525103     9,936    301,000  SH              SOLE              301,000        0      0
QUALCOMM INC        COM            COM  747525103     7,576    229,500  SH  CALL        SOLE              229,500        0      0
RF MICRODEVICES INC                COM  749941100     5,177    957,000  SH              SOLE              957,000        0      0
RIGEL PHARMACEUTICALS INC          COM  766559603     1,367     68,600  SH              SOLE               68,600        0      0
SEPRACOR INC                       COM  817315104     4,441     74,000  SH              SOLE               74,000        0      0
SIRF TECHNOLOGY HLDGS INC          COM  82967H101    18,198  1,029,300  SH              SOLE            1,029,300        0      0
SKECHERS U S A INC                CL A  830566105     5,611    393,500  SH              SOLE              393,500        0      0
STATS CHIPPAC LTD             SPDN ADR  85771T104     4,984    700,000  SH              SOLE              700,000        0      0
SURMODICS INC                      COM  868873100     5,439    125,400  SH   PUT        SOLE              125,400        0      0
TERADYNE INC                       COM  880770102     4,549    380,000  SH              SOLE              380,000        0      0
VASOGEN INC                        COM  92232F103       123     25,000  SH              SOLE               25,000        0      0
ZORAN CORP                         COM  98975F101    11,857    892,200  SH              SOLE              892,200        0      0
GARMIN LTD                         ORD  G37260109     2,993     70,000  SH  CALL        SOLE               70,000        0      0
GARMIN LTD                         ORD  G37260109    14,321    335,000  SH              SOLE              335,000        0      0
MARVELL TECHNOLOGY GROUP LTD       ORD  G5876H105     7,252    191,000  SH              SOLE              191,000        0      0
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